UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center, 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Compliance Officer
Phone:     (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    R. Daniel Beckham     San Francisco, CA     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $461,828 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101     6866   219700 SH       SOLE                   219700        0        0
AMAZON COM INC                 COM              023135106    11434    52878 SH       SOLE                    52878        0        0
APPLE INC                      COM              037833100    30337    79558 SH       SOLE                    79558        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106    22870   896878 SH       SOLE                   896878        0        0
ARUBA NETWORKS INC             COM              043176106    10142   485018 SH       SOLE                   485018        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    12743  1379083 SH       SOLE                  1379083        0        0
CAVIUM INC                     COM              14964U108     5373   198939 SH       SOLE                   198939        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    12087   229100 SH       SOLE                   229100        0        0
CISCO SYS INC                  COM              17275R102    38658  2494043 SH       SOLE                  2494043        0        0
CITRIX SYS INC                 COM              177376100    11634   213352 SH       SOLE                   213352        0        0
COMMVAULT SYSTEMS INC          COM              204166102     4447   120000 SH       SOLE                   120000        0        0
E M C CORP MASS                COM              268648102    33513  1596623 SH       SOLE                  1596623        0        0
ELECTRONIC ARTS INC            COM              285512109    35085  1715658 SH       SOLE                  1715658        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108     3986   120000 SH       SOLE                   120000        0        0
F5 NETWORKS INC                COM              315616102    17762   250000 SH  PUT  SOLE                   250000        0        0
FIRST SOLAR INC                COM              336433107    11062   175000 SH  PUT  SOLE                   175000        0        0
GOOGLE INC                     CL A             38259P508    28739    55800 SH       SOLE                    55800        0        0
INFORMATICA CORP               COM              45666Q102    11891   290390 SH       SOLE                   290390        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     5796   398912 SH       SOLE                   398912        0        0
KLA-TENCOR CORP                COM              482480100    17494   457000 SH  CALL SOLE                   457000        0        0
LAM RESEARCH CORP              COM              512807108     5917   155794 SH       SOLE                   155794        0        0
MASTERCARD INC                 CL A             57636Q104    11418    36000 SH       SOLE                    36000        0        0
MICROSOFT CORP                 COM              594918104    27222  1093689 SH       SOLE                  1093689        0        0
MICROSTRATEGY INC              CL A NEW         594972408     5133    45000 SH       SOLE                    45000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    18340   437700 SH       SOLE                   437700        0        0
QUALCOMM INC                   COM              747525103    11687   240329 SH       SOLE                   240329        0        0
SUCCESSFACTORS INC             COM              864596101     9771   425000 SH  CALL SOLE                   425000        0        0
TERADATA CORP DEL              COM              88076W103    11383   212642 SH       SOLE                   212642        0        0
VISA INC                       COM CL A         92826C839    17804   207700 SH       SOLE                   207700        0        0
VMWARE INC                     CL A COM         928563402    11234   139762 SH       SOLE                   139762        0        0